Income Taxes - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Deferred tax assets
Employee benefits	$ 13,731	$ 6,911
Net operating loss carryforwards and tax credits	10,945	13,386
Lease related	54,798	41,192
Other accrued liabilities	5,048	5,809
Intangible assets	17,917	26,331
Inventories and other	1,401	151
Total gross deferred tax assets	103,840	93,780
Deferred tax liabilities
Depreciation and amortization	(56,670)	(34,653)
Total gross deferred tax liabilities	(56,670)	(34,653)
Net deferred tax asset	$ 47,170	$ 59,127